ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

LightInTheBox Holding Co., Ltd. (the “Company”), incorporated in the Cayman Islands in March 2008 by five founding shareholders, together with its consolidated subsidiaries, its variable interest entities (“VIEs”) and its VIE’s subsidiary   (collectively referred to the “Group”), is primarily involved in online retailing to sell and deliver products and services to consumers around the world.

(a)	History of the Group and corporate reorganization

The Group commenced its operation in June 2007, with the establishment of Light In The Box Limited (“Light In The Box”) in June 2007 in Hong Kong by the same five founding shareholders of the Company. Light In The Box subsequently became the Company's subsidiary through a share for share exchange in April 2008 which has been accounted for in a manner akin to a pooling of interest as if the Company had been in existence and owned Light In The Box since June 2007.

Lightinthebox Trading (Shenzhen) Co., Ltd. (“Lanting Jishi “) was established in October 2008 in the People's Republic of China (the "PRC") as a wholly owned subsidiary of Light In The Box.

On March 17, 2016, Zall Cross-border E-commerce Investment Company Limited (“Zall E-Commerce”), an indirect wholly-owned subsidiary of Zall Group Ltd. (“Zall Group”), a developer and operator of large-scale consumer-focused product wholesale shopping malls in China, acquired a strategic equity interest in the Group.

On December 10, 2018, the Company acquired total issued share capital of Ezbuy Holding Co., Ltd (“Ezbuy”).

Ezbuy, incorporated in the Cayman Islands in November 2014 by its five founding shareholders, together with its consolidated subsidiaries and its VIEs, is primarily involved in online retailing to sell and deliver products and services to consumers in South-East Asia.

Ezbuy commenced its operation in December 2014, with the establishment of Ezbuy Holdings limited (“Ezbuy HK”) in December 2014 in Hong Kong, a wholly owned subsidiary of Ezbuy.

Qianhai Xuyi Information Technology (Shenzhen) Co., Ltd (“Qianhai Xuyi”) was established in March 2015 in the PRC as a wholly owned subsidiary of Ezbuy HK.

(b)	The VIE arrangements

The PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and Internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Group currently conducts certain aspects of its business in the PRC through Shenzhen Lanting Huitong Technologies Co.Ltd. (“Lanting Huitong”) and Beijing Lanting Gaochuang Technologies Co.Ltd. (“Lanting Gaochuang”) , Shenzhen Xuyi International logistics Co., Ltd. (“Shenzhen Xuyi”), Chongqing Xuyi E-Commerce Co., Ltd. (“Chongqing Xuyi”), and Jiaxing Xuyang Logistics Co., Ltd. (“Jiaxing Xuyang”), all of which are VIEs.

Lanting Huitong was established by the shareholders of the Company in June 2008 in the PRC. Through the contractual arrangements (as described below) among Lanting Jishi, Lanting Huitong and the respective shareholders of Lanting Huitong, Lanting Huitong became the Group's VIE.

In order to obtain the benefit granted to domestic enterprises that are held by Chinese nationals who have previously studied overseas, Mr. Quji (Alan) Guo, the Company’s co-founder and director, and Lanting Huitong established Lanting Gaochuang in December 2011, each holding 51% and 49% of Lanting Gaochuang, respectively, in the China Beijing Wangjing Overseas Students Pioneer Park.

Through a series of contractual arrangements (as described below) among Lanting Jishi, Lanting Gaochuang and the respective shareholders of Lanting Gaochuang, Lanting Gaochuang became the Group’s VIE.

Shenzhen Xuyi was established by the founders of Ezbuy in November 2014 in the PRC. Through the contractual arrangements (as described below) among Qianhai Xuyi, Shenzhen Xuyi and the respective shareholders of Shenzhen Xuyi, Shenzhen Xuyi became Ezbuy’s VIE and then became the Group’s  VIE since the acquisition on December 10, 2018.

Chongqing Xuyi was also established by the founders of Ezbuy in December 2014 in the PRC. Through the contractual arrangements (as described below) among Qianhai Xuyi, Chongqing Xuyi and the respective shareholders of Chongqing Xuyi, Chongqing Xuyi became Ezbuy’s VIE and then became the Group’s  VIE since the acquisition on December 10, 2018.

Jiaxing Xuyang was established by one of the founders of Ezbuy and one of employees in Qianhai Xuyi in May 2017 in the PRC.  Through the contractual arrangements (as described below) among Qianhai Xuyi, Jiaxing Xuyang and the respective shareholders of Jiaxing Xuyang, Jiaxing Xuyang became  Ezbuy’s VIE and then became the Group’s VIE since the acquisition on December 10, 2018.

(c)

Agreements that provide Lanting Jishi effective control over Lanting Huitong and Lanting Gaochuang and Qianhai Xuyi effective control over Shenzhen Xuyi, Chongqing Xuyi and Jiaxing Xuyang (collectively, the “VIEs”)

Powers of Attorney / Proxy agreement: Each shareholder of the VIEs has executed a power of attorney appointing Lanting Jishi or Qianhai Xuyi (the “pledgees”) or their designees to be his or her attorney and irrevocably authorizing them to vote on his or her behalf on all of the matters concerning the VIEs that may require shareholders’ approval. The powers of attorney will be valid as long as the shareholders remain as shareholders of the VIEs.

Equity disposal agreement / exclusive option agreement: The agreements granted pledgees or their designated parties exclusive options to purchase, when and to the extent permitted under PRC law, all or part of the equity interests in the VIEs. The exercise price for the options to purchase all or part of the equity interests will be the minimum amount of consideration permissible under the then applicable PRC law. The agreements will be valid until pledgees or their designated parties purchase all the shares from shareholders of the VIEs.

Spousal consent letters: Pursuant to spousal consent letters, the spouses of shareholders of the VIEs acknowledged that the equity interests of the VIEs held by and registered in the name of his/her spouse will be disposed of pursuant to the equity disposal and share pledge agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of pledgees, and they will not take any action to interfere with the   disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage. The spousal consent letters will be valid until the liquidation of the VIEs, unless terminated earlier at pledgees’ sole discretion.

Loan Agreement: Under the loan agreement entered into in December 2011 between Lanting Jishi and Mr. Quji (Alan) Guo , Lanting Jishi extended a loan in the amount of $41  (RMB255,000) to Mr. Quji (Alan) Guo to be contributed as 51% of the registered capital of Lanting Gaochuang. Under this agreement, Mr. Quji (Alan) Guo agrees that without prior written consent from Lanting Jishi, Lanting Gaochuang may not enter into any transaction that could materially affect its assets, liabilities, interests or operations, and there will be no earnings distribution in any form by Lanting Gaochuang before such loan has been repaid. This loan can only be repaid by transferring all of Mr. Quji (Alan) Guo’s equity interest in Lanting Gaochuang to Lanting Jishi or a third party designated by Lanting Jishi, and submitting all proceeds from such transaction to Lanting Jishi. The loan agreement has a term of ten years and will be extended automatically, unless indicated otherwise by Lanting Jishi in writing three months prior to the contract expiration date.

(d)	Agreements that transfer economic benefits to pledgees

Business operation agreements: The shareholders of the VIEs and the VIEs agreed that the VIEs may not enter into any transaction that could materially affect the assets, liabilities, interests or operations of the VIEs, without prior written consent from Lanting Jishi or other party designated by Lanting Jishi. In addition, directors, supervisors, chairman, general managers, financial controllers or other senior managers of the VIEs must be Lanting Jishi’s nominees. Lanting Jishi is entitled to any dividend declared by the VIEs. The business operation agreement will be valid until the liquidation of the VIEs, unless terminated earlier at Lanting Jishi’s sole discretion.

Exclusive technical support and consulting service agreements: Pledgees agreed to provide the VIEs with technology support and consulting services. The VIEs agreed to pay a service fee annually equal to substantially all of the net income of the VIEs. The exclusive technical support and consulting service agreement will be valid until the liquidation of the VIEs, unless terminated earlier at pledgees’ sole discretion.

Share pledge agreement: The shareholders of the VIEs pledged all of their respective equity interests in favor of pledgees to secure the obligations of the VIEs, and the shareholders under the VIE agreements, including the business operation agreements, and the exclusive technical support and consulting service agreements described above. If the VIEs or any of the shareholders of the VIEs breaches any of their respective contractual obligations under these agreements, Lanting Jishi and Qianhai Xuyi, as pledgees will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of the VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interests in the VIEs, without pledgees’ prior written consent. Unless terminated at pledgees’ sole discretion, each share pledge agreement will be valid till the completion of all the contractual obligations of the VIEs, or any of the shareholders of the VIEs under the various agreements, including the business operation agreements, the technical support and consulting service agreements and equity disposal agreements.

Since the Company, through pledgees, its wholly owned subsidiaries, has (1) the power to direct the activities of VIEs that most significantly affect their economic performance and (2) the right to receive the benefits from them, the Company is the primary beneficiary of both entities and has consolidated them as VIEs since their respective inceptions.

(e)	Risks in relation to VIE structure

The Group believes that pledgees’ contractual arrangements with the VIEs are in compliance with the PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company’s ability to control the VIEs also depends on the power of attorney pledgees have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	revoke the benefits provided by the China Beijing Wangjing Overseas Students Pioneer Park;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate their businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiary or the right to receive their economic benefits, the Group would possibly no longer be able to consolidate the VIEs.

The following consolidated financial information of the Group’s VIEs was included in the accompanying consolidated financial statements as of and for the years ended, after elimination of intercompany balances and transactions within the Group:

	December 31,
	2017	2018

Total assets	$6,117	$6,492
Total liabilities	$3,931	$4,678

	Year ended December 31,
	2016	2017	2018

Revenues	$5	$—	$3
Net loss	$(52)	$(7,507)	$(7,490)

	Year ended December 31,
	2016	2017	2018

Net cash (used in) / provided by operating activities	$(131)	$3,073	$(7,519)
Net cash (used in) / provided by investing activities	$—	$(3,069)	$473
Net cash provided by financing activities	$—	$—	$—

As of December 31, 2018, there was no pledge or collateralization of the consolidated VIEs’ assets. None of the consolidated VIEs’ assets can only be used to settle the VIEs’ obligations. The creditors of the VIEs do not have recourse to the general credit of the Company or its consolidated subsidiaries.